Braskem Idesa Financing (Tables)	12 Months Ended
Dec. 31, 2018
Braskem Idesa Financing
Schedule of Braskem Idesa Financing
	Initial value
	of operation
Identification	US$		Maturity	Charges (% per year)	2018	2017

Project finance		(i)
Project finance I	700,000		February-2027	Us dollar exchange variation + quarterly Libor + 3.25	2,335,825	2,179,981
Project finance II	210,000		February-2027	Us dollar exchange variation + 6.17	657,689	621,140
Project finance III	600,000		February-2029	Us dollar exchange variation + 4.33	1,983,113	1,827,811
Project finance IV	660,000		February-2029	Us dollar exchange variation + quarterly Libor + 3.88	2,225,042	2,032,093
Project finance V	400,000		February-2029	Us dollar exchange variation + quarterly Libor + 4.65	1,326,901	1,221,997
Project finance VI	89,994		February-2029	Us dollar exchange variation + quarterly Libor + 2.73	297,158	273,887
Project finance VII	533,095		February-2029	Us dollar exchange variation + quarterly Libor + 4.64	1,768,389	1,627,479
Transactions costs					(89,525)	(92,938)
Total	3,193,089				10,504,592	9,691,450

Current liabilities					10,504,592	9,691,450
Total					10,504,592	9,691,450

Schedule of amortization
	2018	2017

2019		748,071
2020	1,016,916	877,450
2021	1,161,108	1,002,270
2022	968,519	835,009
2023	1,280,154	1,105,295
2024	1,385,087	1,195,682
2025	1,381,192	1,195,096
2026	1,194,964	1,052,156
2027	582,393	474,438
2028 and thereafter	584,143	422,266
Total	9,554,476	8,907,733